Vanguard European Stock Index Fund Annual Fund Operating Expenses - Institutional Prospectus [Member] - Vanguard European Stock Index Fund	Oct. 31, 2025
Institutional Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.05%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.01%
Expenses (as a percentage of Assets)	0.06%
Institutional Plus Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.04%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.01%
Expenses (as a percentage of Assets)	0.05%